Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Reserved For Future Issuance
Common stock reserved for future issuance as of September 30, 2025 was as follows (in thousands).

September 30, 2025
Earn Out Securities	74,998
Common stock warrants 1	65,235
Outstanding stock options	55,990
Shares available for issuance under equity incentive plan	28,195
Cumulative redeemable convertible preferred stock	14,216
Sponsor Earn Out Securities	6,250
Shares available for issuance under the ESPP	5,639

Total	250,523

1 Common stock warrants include both equity-classified and liability-classified warrants (see Note 9).
The Company has the following shares of common stock reserved for future issuance, on an as-if
converted basis (in thousands):

December 31, 2024
Redeemable convertible preferred stock	93,963
Outstanding stock options	74,211
Shares available for issuance under equity incentive plan	2,175
Redeemable convertible preferred stock warrants	1,969
Common stock warrants	1,433

Total	173,751

Schedule of Common Stock Warrants
As of September 30, 2025, the Company had the following equity-classified common stock warrants outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Public Warrants	25,000	$11.50	9/24/2030
Private Placement Warrants	14,300	$11.50	9/24/2030
Assumed Kodiak Warrants	559	$2.24	12/31/2028, 6/30/2031

Total outstanding	39,859

The Company has issued common stock warrants in connection with entering into advisory and services agreements as well as debt arrangements. As of December 31, 2024, outstanding warrants to purchase the Company’s common stock were as follows, which all met the conditions for equity classification (in thousands, except price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Warrants issued with debt arrangement	168	$0.34	January 2029
Warrants issued with advisory agreement	1,167	$0.01	March 2026
Warrants issued with 2022 Equipment Facility	46	$0.84	July 2032
Warrants issued with services agreement	52	$0.01	February 2025 and 2026

Total outstanding	1,433